DREYFUS APPRECIATION FUND INC
Fund Summary
Investment Objective
The fund seeks long-term capital growth consistent with the preservation of capital.
Its secondary goal is current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - DREYFUS APPRECIATION FUND INC	Investor Shares	Class I	Class Y
Management fees	0.55%	0.55%	0.55%
Other expenses (including shareholder services fees)	0.35%	0.11%	0.04%
Total annual fund operating expenses	0.90%	0.66%	0.59%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - DREYFUS APPRECIATION FUND INC - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	92	287	498	1,108
Class I	67	211	368	822
Class Y	60	189	329	738

Expense Example No Redemption - DREYFUS APPRECIATION FUND INC - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	92	287	498	1,108
Class I	67	211	368	822
Class Y	60	189	329	738

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 5.12% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goals, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks. The fund focuses on "blue chip" companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. These are established companies that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. This potential is assessed based on an analysis of historical performance and the portfolio managers' assessment of the companies' financial statements, industry, business model and management. These companies frequently pay dividends that provide the fund with income. Multinational companies may be subject to certain of the risks involved in investing in foreign securities.

In choosing stocks, the fund's portfolio managers first identify economic sectors they believe will expand over the next three to five years or longer. Using fundamental analysis, the fund's portfolio managers then seek companies within these sectors that have proven track records and dominant positions in their industries. The fund also may invest in companies which the portfolio managers consider undervalued in terms of earnings, assets or growth prospects.

In addition to direct investments, the fund may invest in securities of foreign companies in the form of U.S. dollar-denominated American Depositary Receipts (ADRs).

The fund employs a "buy-and-hold" investment strategy, which generally has resulted in an annual portfolio turnover rate below 15%.  A low portfolio turnover rate helps reduce the fund's trading costs and can help limit the distribution of capital gains generated due to portfolio turnover.

The fund typically sells a stock when the fund's portfolio managers believe there is a significant adverse change in the company's business fundamentals that may lead to a sustained impairment in earnings power.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

• Blue chip risk. By focusing on large capitalization, high quality stocks, the fund may underperform funds that invest in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

• Value stock risk. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.

• Market sector risk. The fund may significantly overweight or underweight certain countries, companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those countries, companies, industries or sectors.

• Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

• ADR risk. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR.

• Management risk. The investment process used by the fund's portfolio managers could fail to achieve the fund's investment goal and cause your fund investment to lose value.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%) Investor Shares

Best Quarter Q3, 2009: 13.35% Worst Quarter Q4, 2018: -11.87%
Average Annual Total Returns (as of 12/31/18)

After-tax performance is shown only for Investor shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

For the fund's Class I and Class Y shares, periods prior to the inception date reflect the performance of the fund's Investor shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Average Annual Returns - DREYFUS APPRECIATION FUND INC	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Investor Shares	(6.38%)	6.06%	10.42%
Class I	(6.16%)	6.17%	10.48%	Aug. 31, 2016
Class Y	(6.10%)	6.41%	10.62%	Jul. 01, 2013
After Taxes on Distributions | Investor Shares	(10.45%)	1.70%	7.99%
After Taxes on Distributions and Sale of Fund Shares | Investor Shares	(0.91%)	4.35%	8.41%
S&P 500® Index reflects no deductions for fees, expenses or taxes	(4.38%)	8.49%	13.11%